Stockholders' Equity (Deficit) - Narrative (Details) - $ / shares	Dec. 31, 2021	Jul. 30, 2021	Jul. 29, 2021	Dec. 31, 2020
Equity [Abstract]
Common stock, shares authorized (in shares)	990,000,000			144,250,000
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001
Common stock, shares issued (in shares)	177,342,000			30,398,000
Common stock, shares outstanding (in shares)	177,342,000	157,199,138	32,434,987	30,398,000
Number of common shares issued for each share of preferred stock (in shares)		1
Preferred stock, shares authorized (in shares)	10,000,000			0
Preferred stock, par value (in dollars per share)	$ 0.0001			$ 0.0001
Preferred stock, shares issued (in shares)	0			0
Preferred stock, shares outstanding (in shares)	0			0